Oil and Gas Property, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Oil and Gas Property [Abstract]
Costs capitalized to oil and gas property	$ 566,244	$ 245,202	$ 166,871
Depletion to oil and gas property	654,743	817,533	$ 1,078,784
Impairment to the oil and gas property